Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
List Of Accounting Policies [Abstract]
Useful Lives Applied to the Group's Property, Plant and Equipment

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	1-18

Useful Lives Applied to the Group's Right-of-use Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life or shorter lease term (years)
Buildings	2-25
Equipment, tools and installations	2-5
Production facilities	2-3
Automobiles	3-4

Useful Lives Applied to the Group's Intangible Assets

A summary of the useful lives applied to the Group’s intangible assets is as follows:

Intangible assets	Useful life (years)
Intellectual property rights	8-20
Licenses	3-20
Software	3-8

(in millions)
Acquisition and production costs	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
As of January 1, 2020	€29.4	€83.2	€29.7	€142.3
Additions	14.9	10.1	41.0	66.0
Disposals	—	(6.9)	(1.0)	(7.9)
Reclassifications	8.6	1.8	(10.4)	—
Currency differences	—	(0.7)	—	(0.7)
Acquisition of subsidiaries and businesses	8.4	54.9	22.3	85.6
As of December 31, 2020	€61.3	€142.4	€81.6	€285.3
As of January 1, 2021	€61.3	€142.4	€81.6	€285.3
Additions	20.0	44.3	63.2	127.5
Disposals	(0.8)	(15.1)	(1.7)	(17.6)
Reclassifications	23.1	25.8	(48.9)	—
Currency differences	0.5	0.7	0.1	1.3
Acquisition of subsidiaries and businesses	—	0.2	—	0.2
As of December 31, 2021	€104.1	€198.3	€94.3	€396.7

(in millions)
Cumulative depreciation and impairment charges	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
As of January 1, 2020	€8.3	€41.0	€—	€49.3
Depreciation	2.1	13.8	—	15.9
Disposals	—	(6.7)	—	(6.7)
Currency differences	—	(0.2)	—	(0.2)
As of December 31, 2020	€10.4	€47.9	€—	€58.3
As of January 1, 2021	10.4	47.9	—	58.3
Depreciation	4.4	25.0	—	29.4
Disposals	(0.6)	(13.1)	—	(13.7)
Currency differences	—	0.2	—	0.2
As of December 31, 2021	€14.2	€60.0	€—	€74.2

(in millions)
Carrying amount	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
As of December 31, 2020	50.9	94.5	81.6	227.0
As of December 31, 2021	€89.9	€138.3	€94.3	€322.5

Schedule of Standards Applied for the First Time

Standards / Interpretations	Date of application
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendment to IFRS 16 Leases: Covid 19-Related Rent Concessions beyond 30 June 2021	April 1, 2021

Schedule of Standards Issued but Not Yet Effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the financial statements and that might have an impact on our financial statements are disclosed below. We have not early adopted any standards and intend to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards / Interpretations	Date of application
Amendments to IFRS 3 Business Combinations: Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
IFRS 17 Insurance Contracts (issued on May 18, 2017)	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8 Accounting policy changes: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023